Accounts Receivable, Net - Summary of Accounts Receivables And Related Allowance For Doubtful Accounts (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 148,562,946	$ 21,339,732	¥ 86,513,830
Less: Allowance for doubtful accounts	0	0	0
Accounts receivable, net	¥ 148,562,946	$ 21,339,732	¥ 86,513,830